Expense Example - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - Fidelity Small Cap Growth Fund - Fidelity Small Cap Growth Fund
Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 96
3 years	300
5 years	520
10 years	$ 1,155